NOTE 1 - NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Disaggregation of Revenue Quantitative

Quantitative:

For the Year Ended December 31, 2018

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619

Major Goods and Service Lines
Turnkey Projects	$6,378,927	$3,520,919	$20,022	$437,585	$396,473	$—	$10,753,926
Maintenance & Support	1,047,686	3,045	41,604	77,880	—	—	1,170,215
Data Center Auditing Services	—	—	—	—	—	124,478	124,478
	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$1,2048,619

Timing of Revenue Recognition
Goods transferred over time	$6,378,927	$3,520,919	$20,022	$437,585	$396,473	$—	$10,753,926
Services transferred over time	1,047,686	3,045	41,604	77,880	—	124,478	1,294,693
	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619